Rmb-Denominated Us$-Settled Senior Notes	12 Months Ended
Dec. 31, 2014
Rmb-Denominated Us$-Settled Senior Notes
(16)	RMB-DENOMINATED US$-SETTLED SENIOR NOTES

On February 18, 2011 and April 11, 2011, the Company sold an aggregate principal amount of RMB 1,200,000 and RMB 500,000 10% US$-settled senior notes due 2014 (the “Senior Notes”) outside the United States pursuant to Regulation S under the United States Securities Act of 1933, as amended (the “Securities Act”). The net proceeds from the offering, after deducting the offering expenses of US$ 5,749, were approximately US$ 252,908. The Senior Notes bear interest at a rate of 10% per annum, payable semi-annually in arrears on February 28 and August 28 of each year beginning on August 28, 2011. The Senior Notes mature on February 28, 2014 (“maturity date”). The indenture (the “Indenture”) provides that the Senior Notes are unsecured and guaranteed by certain subsidiaries of the Company organized outside of the PRC (the “Subsidiary Guarantees”).

On February 21, 2014, the Company filed a winding-up petition with the Grant Court of the Cayman Islands on grounds of insolvency in connection with its plan to resolve its offshore liquidity issues, including reaching a compromise of the Senior Notes that matured on February 28, 2014.

In collaboration with the JPLs and negotiation with the creditors, the Company has prepared the Schemes, which were approved by the Company’s scheme creditors and became effective on December 10, 2014. Pursuant to the terms of the Schemes, the closing date for the restructuring of Senior Notes, as contemplated in the Schemes, occurred on December 17, 2014.

On December 17, 2014, the Company issued 18,321,416 of its ordinary shares to the holders of Senior Notes to settle a portion of the outstanding Senior Notes and issued 5.535% Convertible Senior Notes due 2018 in aggregate principal amount of US$ 264,459 in exchange for the remaining portion of the Company’s Senior Notes. See Note 15.

The Senior Notes consisted of the following as of December 31, 2013 and 2014:

	December 31, 2013	December 31, 2014
Principal	267,611	0
Less: debt discount, net (1)	(10)	0

Net carrying amount	267,601	0

(1)	Included in the consolidated balance sheets within RMB-denominated US$-settled senior notes and is amortized over the remaining life of the Senior Notes.

Debt issuance costs and debt discount are amortized as interest expense using the effective interest rate method through the maturity date of the Senior Notes.

The following table set forth total interest expense recognized related to the Senior Notes during the years ended December 31, 2013 and 2014:

	Year ended December 31, 2013	Year ended December 31, 2014
Contractual interest incurred	26,434	25,405
Amortization of debt issuance costs	2,123	374
Amortization of debt discount	58	10

Total interest incurred	28,615	25,789

Effective interest rate of the Senior Notes	11%	10%